SUPPLEMENT DATED MARCH 20, 2008

TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

(Class A, B, C, F, P, R2 and R3 Shares)

LORD ABBETT AFFILIATED FUND, INC.

LORD ABBETT BLEND TRUST

Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND, INC.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

LORD ABBETT GLOBAL FUND, INC.

Equity Series

Lord Abbett Developing Local Markets Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Growth & Income Strategy Fund

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT MID-CAP VALUE FUND, INC.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett National Tax-Free Income Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett Connecticut Tax-Free Income Fund

Lord Abbett Hawaii Tax-Free Income Fund

Lord Abbett Missouri Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax-Free Fund

Georgia Series

Pennsylvania Series

LORD ABBETT RESEARCH FUND, INC.

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large-Cap Core Fund

Small-Cap Value Series

LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Lord Abbett All Value Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Core Equity Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Micro-Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

The following information supplements the section of each Fund’s Prospectus titled “Your Investment – Class A Share CDSC” and the section of each Fund’s Statement of Additional Information titled “Classes of Shares – Class A Shares:”

Effective April 1, 2008, the holding period during which a CDSC may be payable with respect to Class A shares of the Fund will be reduced from the first day of the month following the one-year anniversary of the original purchase to the first day of the month in which the one-year anniversary falls.  Accordingly, if you buy Class A shares of the Fund or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem the Class A shares before the first day of the month in which the one-year anniversary of your original purchase falls, a CDSC of 1% will be collected (unless otherwise exempted).  The holding period reduction applies to all Class A shares of the Fund, regardless of their original purchase date.  The following example illustrates this change:

	Old Schedule		New Schedule
Purchase Date	1% CDSC Applied Until	No CDSC Applied on or After	1% CDSC Applied Until	No CDSC Applied on or After
March 7, 2008	March 31, 2009	April 1, 2009	February 28, 2009	March 1, 2009